Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000238680 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238680 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238680 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238680 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000238680 | A
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000238680 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000238680 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247848 | Other Industries
Holdings [Line Items]
Percent of Total Investments	50.20%
C000254159 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254159 | NR
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000254159 | B
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000254159 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000254159 | A
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000254159 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000254159 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000245530 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245530 | B
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000245530 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245530 | BB
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000245530 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245531 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245531 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245531 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245531 | A
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000245531 | AA
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000245531 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000245531 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260999 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000260999 | NR
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000260999 | B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260999 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000260999 | A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000260999 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000260999 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000260999 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000260999 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260999 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248456 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248456 | NR
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000248456 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248456 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000248456 | A
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000248456 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000248456 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000248456 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248456 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247027 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000247027 | NR
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247027 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247027 | A
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000247027 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000247027 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000247027 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247024 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000247024 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247024 | B
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247024 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000247024 | A
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247024 | AA
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000247024 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247024 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247024 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000245532 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245532 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245532 | BBB
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000245532 | A
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000245532 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000245532 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000245532 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%